June 1, 2022

BNY MELLON ETF TRUST

-BNY Mellon Responsible Horizons Corporate Bond ETF

Supplement to Current Prospectus

The following information is added after the eighth paragraph in the section of the fund's Prospectus entitled "Fund Details—Management—Investment Adviser":

The Adviser or BNY Mellon Securities Corporation, the fund’s distributor, may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services that facilitate investment in the fund. Such payments are separate from any 12b-1 fees and/or other expenses that may be paid by the fund. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to financial intermediaries, including affiliates, that provide sub-administration and/or recordkeeping services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the Adviser's or BNY Mellon Securities Corporation's own resources to financial intermediaries that make shares of the fund available to their clients, develop new products that feature the fund, create educational content about the fund, or otherwise promote the fund or include the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the Adviser or BNY Mellon Securities Corporation also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

4863S0622

June 1, 2022

BNY MELLON ETF TRUST

-BNY Mellon Ultra Short Income ETF

Supplement to Current Prospectus

The following information is added after the eighth paragraph in the section of the fund's Prospectus entitled "Fund Details—Management—Investment Adviser":

The Adviser or BNY Mellon Securities Corporation, the fund’s distributor, may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services that facilitate investment in the fund. Such payments are separate from any 12b-1 fees and/or other expenses that may be paid by the fund. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to financial intermediaries, including affiliates, that provide sub-administration and/or recordkeeping services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the Adviser's or BNY Mellon Securities Corporation's own resources to financial intermediaries that make shares of the fund available to their clients, develop new products that feature the fund, create educational content about the fund, or otherwise promote the fund or include the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the Adviser or BNY Mellon Securities Corporation also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

4862S0622